FAIR VALUE MEASUREMENTS - Initial Measurement and Subsequent Measurement (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares Y	Dec. 31, 2020 Y $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value per warrant	$ 1.84	$ 1.42
Fair value assets transferred into (out of) level 3 | $	$ 0
Black Scholes Merton model | Risk free rate | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.26	0.47
Black Scholes Merton model | Expected term.. | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | Y	5.04	5.76
Black Scholes Merton model | Dividend yield | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.00	0.00
Black Scholes Merton model | Expected volatility | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	24.28	19.0
Black Scholes Merton model | Exercise price | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Black Scholes Merton model | Unit Price | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	9.96	10.15